Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2024
Marketable Securities [Abstract]
Schedule of Fair Values of the Marketable Securities	As at March 31, 2023, the fair values of the marketable securities are as follows:
Available -for-sale Securities	Number of shares	Cost	Accumulated unrealized holding loss	Fair Value
Shares in Battery Age Minerals Ltd. (Note 6)	2,125,000	$804,270	$(66,899)	737,371
As at March 31, 2024, the fair values of the marketable securities are as follows:
Available -for-sale Securities	Number of shares	Cost	Accumulated unrealized holding loss	Fair Value
Shares in Battery Age Minerals Ltd. (Note 6)	2,125,000	$804,270	$(616,845)	187,425